Derivatives, Gains (Losses) on Economic Hedge Derivatives (Details) - Not designated as hedging instrument [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	$ (346)	$ (1,309)	$ (2,796)
Interest contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	(633)	(321)	(2,202)
Equity contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	(17)	(177)	(1,147)
Foreign exchange contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	300	(824)	547
Credit contracts [Member]
Net Gains (Losses) Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Net gains (losses) recognized related to economic hedge derivatives	$ 4	$ 13	$ 6